Cover	Oct. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-36288
Entity Registrant Name	Akari Therapeutics, Plc
Entity Central Index Key	0001541157
Entity Tax Identification Number	98-1034922
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	401 East Jackson Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	(929)
Local Phone Number	274-7510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American Depositary Shares, each representing 80,000 Ordinary Shares
Title of 12(b) Security	American Depositary Shares, each representing 80,000 Ordinary Shares
Trading Symbol	AKTX
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.000000005 per share*
Title of 12(b) Security	Ordinary Shares, par value $0.000000005 per share*